SEGMENT INFORMATION (Revenue by product) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Net sales	$ 16,090,744	$ 8,735,435	$ 10,192,818
Total sales
Disclosure of products and services [line items]
Net sales	16,090,744	8,735,435	10,192,818
Semi-finished
Disclosure of products and services [line items]
Net sales	167,138	3,632	51,496
Slabs
Disclosure of products and services [line items]
Net sales	1,304,437	1,047,311	1,753,090
Hot rolled
Disclosure of products and services [line items]
Net sales	6,356,576	2,880,055	3,275,941
Cold rolled
Disclosure of products and services [line items]
Net sales	1,990,143	1,101,963	1,165,406
Coated
Disclosure of products and services [line items]
Net sales	5,303,394	3,015,132	3,263,463
Roll-formed and tubular
Disclosure of products and services [line items]
Net sales	659,609	413,337	380,688
Other products
Disclosure of products and services [line items]
Net sales	$ 309,447	$ 274,005	$ 302,734